Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000007429
Average Annual Return [Line Items]
Average Annual Return, Percent	24.25%	11.25%	12.62%
C000007431
Average Annual Return [Line Items]
Average Annual Return, Percent	29.21%	11.61%	12.55%
Without Sales Load [Member] | C000199761
Average Annual Return [Line Items]
Average Annual Return, Percent	31.50%	12.79%	13.58%
Without Sales Load [Member] | C000007433
Average Annual Return [Line Items]
Average Annual Return, Percent	30.83%	12.17%	12.93%
Without Sales Load [Member] | C000007432
Average Annual Return [Line Items]
Average Annual Return, Percent	31.50%	12.74%	13.54%
Without Sales Load [Member] | C000007429
Average Annual Return [Line Items]
Average Annual Return, Percent	31.14%	12.45%	13.23%
Without Sales Load [Member] | C000007431
Average Annual Return [Line Items]
Average Annual Return, Percent	30.21%	11.61%	12.55%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.67%	10.98%	12.78%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.67%	10.98%	12.78%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.67%	10.98%	12.78%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.67%	10.98%	12.78%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.67%	10.98%	12.78%